Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0
Total Fee Amount	7,348.87
Total Offset Amount	0
Net Fee	$ 7,348.87